Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of assets held for sale

	2025 £m	2024 £m
Goodwill	30	–
Property, plant and equipment	239	3
Other assets	31	–
Assets held for sale	300	3

Lease liabilities	(139)	–
Liabilities relating to assets held for sale	(139)	–